Acquisition of FRT (Schedule of Pro-forma Financial Information) (Details) - Frt Gmbh [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue	$ 334,030	$ 349,879
Net income	$ 69,483	$ 81,143